Provisions (Tables)	12 Months Ended
Jun. 30, 2025
Provisions [abstract]
Summary of provisions

$
Balance at July 1, 2023	237
Additional provision recognized during the year	168
Balance at June 30, 2024	405
Provision reversed during the year	(233)
Balance at June 30, 2025	172